Goodwill and Intangible Assets - Narrative (Details) - Revelyst Business - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Jun. 30, 2024	Dec. 24, 2023	Jun. 25, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Indefinite-Lived Intangible Assets [Line Items]
Goodwill, impairment loss				$ 161,714	$ 332,755
Impairment losses				50,300
Impairment, Intangible Asset, Indefinite-Lived (Excluding Goodwill), Statement of Income or Comprehensive Income [Extensible Enumeration]					Impairment of goodwill and intangibles
Amortization of intangible assets	$ 12,424		$ 12,648	$ 49,908	$ 43,725	$ 26,007
Acquired finite-lived intangible assets, weighted average useful life (in years)				11 years 6 months
Minimum
Indefinite-Lived Intangible Assets [Line Items]
Weighted average cost of capital (in percent)				12.50%	10.50%
Maximum
Indefinite-Lived Intangible Assets [Line Items]
Weighted average cost of capital (in percent)				16.00%	14.00%
Trade names
Indefinite-Lived Intangible Assets [Line Items]
Carrying value of indefinite lived intangible assets	$ 142,900			$ 144,974	$ 195,274
Outdoor Cooking
Indefinite-Lived Intangible Assets [Line Items]
Goodwill, impairment loss		$ 26,219
Impairment expense				6,798
Outdoor Cooking | Customer relationships
Indefinite-Lived Intangible Assets [Line Items]
Impairment expense				5,805
Outdoor Cooking | Trade names
Indefinite-Lived Intangible Assets [Line Items]
Impairment expense				993
Stone Glacier
Indefinite-Lived Intangible Assets [Line Items]
Goodwill, impairment loss		9,955			3,799
Golf
Indefinite-Lived Intangible Assets [Line Items]
Goodwill, impairment loss		$ 125,540
Fox Racing
Indefinite-Lived Intangible Assets [Line Items]
Goodwill, impairment loss					248,254
Non-amortizing trade names				58,400
Fox Racing | Trade names
Indefinite-Lived Intangible Assets [Line Items]
Impairment losses				$ 26,600	21,200
Carrying value of indefinite lived intangible assets					$ 85
Fox Racing | Trade names | Measurement Input, Royalty Rate
Indefinite-Lived Intangible Assets [Line Items]
Indefinite lived intangibles, measurement input				0.03	0.030
Camelbak
Indefinite-Lived Intangible Assets [Line Items]
Non-amortizing trade names				$ 13,300
Camelbak | Trade names
Indefinite-Lived Intangible Assets [Line Items]
Impairment losses				$ 9,600
Camelbak | Trade names | Measurement Input, Royalty Rate
Indefinite-Lived Intangible Assets [Line Items]
Indefinite lived intangibles, measurement input				0.015
Bell Cycling
Indefinite-Lived Intangible Assets [Line Items]
Non-amortizing trade names				$ 12,000
Bell Cycling | Trade names
Indefinite-Lived Intangible Assets [Line Items]
Impairment losses				$ 6,100
Bell Cycling | Trade names | Measurement Input, Royalty Rate
Indefinite-Lived Intangible Assets [Line Items]
Indefinite lived intangibles, measurement input				0.015	0.015
Simms Fishing
Indefinite-Lived Intangible Assets [Line Items]
Goodwill, impairment loss					$ 68,353
Non-amortizing trade names				$ 25,500
Simms Fishing | Trade names
Indefinite-Lived Intangible Assets [Line Items]
Impairment losses				$ 4,500	20,400
Carrying value of indefinite lived intangible assets					$ 30,000
Simms Fishing | Trade names | Measurement Input, Royalty Rate
Indefinite-Lived Intangible Assets [Line Items]
Indefinite lived intangibles, measurement input				0.03	0.030
Giro
Indefinite-Lived Intangible Assets [Line Items]
Non-amortizing trade names				$ 15,300
Giro | Trade names
Indefinite-Lived Intangible Assets [Line Items]
Impairment losses				$ 1,800
Giro | Trade names | Measurement Input, Royalty Rate
Indefinite-Lived Intangible Assets [Line Items]
Indefinite lived intangibles, measurement input				0.015	0.015
Bushnell
Indefinite-Lived Intangible Assets [Line Items]
Non-amortizing trade names				$ 14,900
Bushnell | Trade names
Indefinite-Lived Intangible Assets [Line Items]
Impairment losses				$ 1,100
Bushnell | Trade names | Measurement Input, Royalty Rate
Indefinite-Lived Intangible Assets [Line Items]
Indefinite lived intangibles, measurement input				0.01
Bell Powersports
Indefinite-Lived Intangible Assets [Line Items]
Non-amortizing trade names				$ 3,500
Bell Powersports | Trade names
Indefinite-Lived Intangible Assets [Line Items]
Impairment losses				$ 600
Bell Powersports | Trade names | Measurement Input, Royalty Rate
Indefinite-Lived Intangible Assets [Line Items]
Indefinite lived intangibles, measurement input				0.01
QuietKat
Indefinite-Lived Intangible Assets [Line Items]
Goodwill, impairment loss					$ 12,349
Revelyst Precision Sports Technology
Indefinite-Lived Intangible Assets [Line Items]
Goodwill, impairment loss				$ 125,540	0
Goodwill, impaired, accumulated impairment loss				125,540	0
Revelyst Adventure Sports
Indefinite-Lived Intangible Assets [Line Items]
Goodwill, impairment loss				0	260,603
Goodwill, impaired, accumulated impairment loss				617,179	617,179
Revelyst Outdoor Performance
Indefinite-Lived Intangible Assets [Line Items]
Goodwill, impairment loss				36,174	72,152
Goodwill, impaired, accumulated impairment loss				$ 745,957	$ 709,783